Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment (at equity) in subsidiaries:
Financial assets at FVTPL	₩ 62,403,759	₩ 59,091,403
Derivative assets	3,799,189	5,633,915
Other assets
Other	35,973,754	32,194,666
Total assets	648,152,185	605,234,104
Liabilities
Bonds issued	80,149,363	75,134,394
Derivative liabilities	3,586,564	5,016,567
Accrued expenses & other liabilities	40,990,836	45,526,213
Total liabilities	598,613,763	558,877,246
Equity
Total equity	49,538,422	46,356,858	₩ 41,930,381	₩ 36,651,430
Total liabilities and equity	648,152,185	605,234,104
Parent Company only
Deposits
Banking subsidiaries	3,913	3
Other	41,000
Receivables from subsidiaries:
Non-banking subsidiaries	3,976,059	3,218,455
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,797,222	13,797,222
Non-banking subsidiaries	16,537,819	16,157,962
Financial assets at FVTPL	1,617,734	1,810,867
Derivative assets	17,933	39,392
Property, equipment and intangible assets, net	10,597	10,360
Other assets
Banking subsidiaries	326,216	260,342
Non-banking subsidiaries	468,150	173,473
Other	19,250	15,838
Total assets	36,815,893	35,483,914
Liabilities
Bonds issued	9,559,553	9,920,059
Derivative liabilities	6,263	22,133
Accrued expenses & other liabilities	844,701	484,625
Total liabilities	10,410,517	10,426,817
Equity
Total equity	26,405,376	25,057,097
Total liabilities and equity	₩ 36,815,893	₩ 35,483,914